Dividends (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2022 AUD ($) $ / shares	Sep. 30, 2022 NZD ($) $ / shares	Sep. 30, 2021 AUD ($) $ / shares	Sep. 30, 2021 NZD ($) $ / shares	Sep. 30, 2020 AUD ($) $ / shares	Sep. 30, 2020 NZD ($) $ / shares	Sep. 30, 2019
Dividends
Final dividend 00 cents per share (2021: 60 cents, 2020: 31 cents) all fully franked at 30%	$ 2,241		$ 2,201		$ 1,120
Total dividends not recognised at year end	$ 2,241		$ 2,201		$ 1,120
Final dividend, per share (cents) | $ / shares	$ 0.64		$ 0.60		$ 0.31
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
New Zealand
Dividends
Imputation credits per share | $ / shares		$ 0.08		$ 0.07		$ 0.07
Parent Entity
Dividends
Final dividend 00 cents per share (2021: 60 cents, 2020: 31 cents) all fully franked at 30%	$ 2,241		$ 2,201
Total dividends not recognised at year end	$ 2,241		$ 2,201
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Parent Entity | Australia
Dividends
Franking credits	$ 3,298		$ 3,857		$ 3,448
Parent Entity | New Zealand
Dividends
Imputation credits		$ 678		$ 820		$ 980